NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS - Calculation of basic and diluted net loss per share attributable to common stockholders (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Numerator:
Net loss attributable to common stockholders	$ (14,245,878)	$ (14,472,494)	[1]	$ (4,630,168)	[1]
Weighted-average shares used to compute net loss per share attributable to
Common stockholders, basic	34,506,400	26,787,730	[1]	18,668,710	[1]
Common stockholders, diluted	34,506,400	26,787,730		18,668,710
Basic and Diluted (Loss per share)
Loss per share basic	$ (0.41)	$ (0.54)	[1]	$ (0.25)	[1]
Loss per share diluted	$ (0.41)	$ (0.54)		$ (0.25)

[1]	See restatement of financial statements in note 2.4 for further details.